Summary of Significant Accounting Policies - Disclosure of Accounting Policy And Other Classification Adjustments (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Net revenue	$ 15,286,534,926	$ 9,874,443,208	$ 7,870,953,893
Finance costs, net	(842,142,961)	(941,287,406)	(591,564,301)
Income tax	(585,537,956)	(257,734,325)	(242,359,114)
Profit or (loss) for the year	1,700,361,691	502,017,046	351,519,747
Net cash generated by (used in) operating activities	3,220,311,139	1,612,924,423	1,383,076,093
Net cash used in investing activities	(1,258,132,364)	(462,982,491)	(488,807,270)
Net cash (used in) generated by financing activities	$ 297,838,393	(696,697,025)	(850,264,255)
Yguaz Cementos S.A. [member]
Disclosure of associates and joint ventures [line items]
Net revenue		929,986,113	692,832,808
Finance costs, net		(76,670,474)	(375,987,448)
Depreciation		(155,534,466)	(109,705,677)
Income tax		(10,680,022)	8,598,480
Profit or (loss) for the year		104,660,877	(300,402,124)
Net cash generated by (used in) operating activities		350,159,307	211,115,257
Net cash used in investing activities		(42,353,241)	(63,727,785)
Net cash (used in) generated by financing activities		$ (249,682,864)	$ (88,925,782)